Derivative financial instruments (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Instruments
Balance at beginning of the year	$ 1,487	$ 49	$ 1
Fair value change recognized in OCI during the year	(20,924)	2,705	8,302
Total amount reclassified from cash flow hedge reserve to statement of profit or loss during the year	14,012	(242)	(8,223)
to "Customer support and operation"	6,769	(91)	(5,480)
to "General and administrative expenses"	7,778	(136)	(4,925)
Effect of changes in exchange rates (OCI)	(535)	(15)	2,182
Deferred income taxes	2,815	(1,025)	(31)
Balance at end of the year	$ (2,610)	$ 1,487	$ 49